UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08014
Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Dividend Builder Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 6.1%

General Dynamics Corp.	310,000	$23,101,200
Lockheed Martin Corp.	335,000	27,124,950
United Technologies Corp.	325,000	28,765,750

		$78,991,900

Beverages — 1.7%

Anheuser-Busch InBev NV	250,000	$14,509,342
PepsiCo, Inc.	100,000	7,043,000

		$21,552,342

Chemicals — 3.0%

BASF SE	150,000	$14,703,195
Praxair, Inc.(1)	215,000	23,303,850

		$38,007,045

Commercial Banks — 4.7%

PNC Financial Services Group, Inc.	425,000	$25,334,250
Wells Fargo & Co.	1,241,672	34,841,316

		$60,175,566

Communications Equipment — 3.9%

HTC Corp.	478,000	$16,161,767
QUALCOMM, Inc.	350,000	19,876,500
Telefonaktiebolaget LM Ericsson, Class B	968,860	13,947,228

		$49,985,495

Computers & Peripherals — 2.2%

Apple, Inc.(2)	85,000	$28,531,950

		$28,531,950

Diversified Financial Services — 1.0%

JPMorgan Chase & Co.	300,000	$12,282,000

		$12,282,000

Diversified Telecommunication Services — 3.1%

Deutsche Telekom AG	800,000	$12,483,308
Tele2 AB	795,000	15,691,767
Verizon Communications, Inc.	325,000	12,099,750

		$40,274,825

Electric Utilities — 1.1%

PPL Corp.	518,558	$14,431,469

		$14,431,469

Energy Equipment & Services — 3.5%

Schlumberger, Ltd.	175,000	$15,120,000
Seadrill, Ltd.	850,000	29,884,969

		$45,004,969

Food & Staples Retailing — 2.2%

Carrefour SA(2)	230,000	$9,455,188
Wal-Mart Stores, Inc.	350,000	18,599,000

		$28,054,188

Food Products — 1.9%

Nestle SA	400,000	$24,891,397

		$24,891,397

Health Care Equipment & Supplies — 1.3%

Covidien PLC	325,000	$17,299,750

		$17,299,750

Health Care Providers & Services — 2.4%

Fresenius Medical Care AG & Co. KGaA	205,372	$15,360,780
UnitedHealth Group, Inc.	300,000	15,474,000

		$30,834,780

Hotels, Restaurants & Leisure — 4.7%

Carnival Corp.(1)	490,000	$18,438,700
McDonald’s Corp.	500,000	42,160,000

		$60,598,700

Insurance — 7.3%

Aflac, Inc.	350,000	$16,338,000
Lincoln National Corp.(1)	650,600	18,535,594
MetLife, Inc.	500,169	21,942,414
Prudential Financial, Inc.	576,304	36,647,171

		$93,463,179

IT Services — 6.4%

Accenture PLC, Class A	620,000	$37,460,400
International Business Machines Corp.	260,000	44,603,000

		$82,063,400

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 1.7%

Illinois Tool Works, Inc.(1)	390,000	$22,031,100

		$22,031,100

Media — 2.1%

Eutelsat Communications	175,000	$7,878,587
Time Warner Cable, Inc.	245,000	19,119,800

		$26,998,387

Metals & Mining — 1.1%

BHP Billiton, Ltd. ADR(1)	150,000	$14,194,500

		$14,194,500

Multi-Utilities — 4.4%

CMS Energy Corp.(1)	800,000	$15,752,000
National Grid PLC	700,000	6,890,936
PG&E Corp.	495,000	20,804,850
Sempra Energy	250,000	13,220,000

		$56,667,786

Multiline Retail — 0.9%

Kohl’s Corp.(1)	240,000	$12,002,400

		$12,002,400

Oil, Gas & Consumable Fuels — 8.7%

Chevron Corp.	180,000	$18,511,200
ConocoPhillips	365,000	27,444,350
Kinder Morgan Management, LLC(2)	249,189	16,344,307
Occidental Petroleum Corp.	129,000	13,421,160
Royal Dutch Shell PLC, Class A	1,000,000	35,583,573

		$111,304,590

Pharmaceuticals — 8.2%

Abbott Laboratories	300,000	$15,786,000
Johnson & Johnson	284,000	18,891,680
Merck & Co., Inc.	300,000	10,587,000
Novartis AG	260,000	15,934,650
Pfizer, Inc.	500,000	10,300,000
Sanofi SA	140,000	11,261,683
Teva Pharmaceutical Industries, Ltd. ADR	475,000	22,904,500

		$105,665,513

Real Estate Investment Trusts (REITs) — 1.2%

Annaly Capital Management, Inc.	850,000	$15,334,000

		$15,334,000

Road & Rail — 2.1%

Union Pacific Corp.	260,000	$27,144,000

		$27,144,000

Semiconductors & Semiconductor Equipment — 0.5%

Cypress Semiconductor Corp.(1)(2)	310,000	$6,553,400

		$6,553,400

Software — 4.2%

Activision Blizzard, Inc.	1,500,000	$17,520,000
Microsoft Corp.	720,000	18,720,000
Oracle Corp.	550,000	18,100,500

		$54,340,500

Specialty Retail — 1.3%

TJX Companies, Inc. (The)	325,000	$17,072,250

		$17,072,250

Textiles, Apparel & Luxury Goods — 0.7%

Coach, Inc.	130,000	$8,310,900

		$8,310,900

Tobacco — 2.7%

British American Tobacco PLC	485,000	$21,268,022
Philip Morris International, Inc.	200,000	13,354,000

		$34,622,022

Trading Companies & Distributors — 1.0%

Mitsubishi Corp.	500,000	$12,488,926

		$12,488,926

Wireless Telecommunication Services — 1.8%

Vodafone Group PLC ADR	840,000	$22,444,800

		$22,444,800

Total Common Stocks
(identified cost $1,034,162,980)		$1,273,618,029

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.11%(3)(4)	$44,686	$44,686,005
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	9,989	9,989,039

Total Short-Term Investments
(identified cost $54,675,044)		$54,675,044

Total Investments — 103.3%
(identified cost $1,088,838,024)		$1,328,293,073

Other Assets, Less Liabilities — (3.3)%		$(42,879,614)

Net Assets — 100.0%		$1,285,413,459

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	All or a portion of this security was on loan at June 30, 2011.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	73.2%	$940,462,561
United Kingdom	5.0	63,742,531
Ireland	4.3	54,760,150
Germany	3.3	42,547,283
Switzerland	3.2	40,826,047
Bermuda	2.3	29,884,969
Sweden	2.3	29,638,995
France	2.2	28,595,458
Taiwan	1.2	16,161,767
Belgium	1.1	14,509,342
Japan	1.0	12,488,926

Long-Term Investments	99.1%	$1,273,618,029

Short-Term Investments		$54,675,044

Total Investments		$1,328,293,073

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value including $43,931,968 of securities on loan (identified cost, $1,034,162,980)	$1,273,618,029
Affiliated investments, at value (identified cost, $54,675,044)	54,675,044
Dividends receivable	3,296,802
Interest receivable from affiliated investment	296
Receivable for investments sold	6,539,551
Securities lending income receivable	9,650
Tax reclaims receivable	1,796,535

Total assets	$1,339,935,907

Liabilities

Collateral for securities loaned	$44,686,005
Payable for investments purchased	9,054,367
Payable to affiliates:
Investment adviser fee	663,454
Trustees’ fees	11,125
Accrued expenses	107,497

Total liabilities	$54,522,448

Net Assets applicable to investors’ interest in Portfolio	$1,285,413,459

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,045,658,417
Net unrealized appreciation	239,755,042

Total	$1,285,413,459

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $1,681,980)	$30,035,184
Securities lending income, net	599,964
Interest allocated from affiliated investment	15,975
Expenses allocated from affiliated investment	(962)

Total investment income	$30,650,161

Expenses

Investment adviser fee	$4,155,974
Trustees’ fees and expenses	22,120
Custodian fee	147,850
Legal and accounting services	34,467
Miscellaneous	24,535

Total expenses	$4,384,946

Deduct —
Reduction of custodian fee	$51

Total expense reductions	$51

Net expenses	$4,384,895

Net investment income	$26,265,266

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$78,048,658
Investment transactions allocated from affiliated investments	5,177
Foreign currency transactions	(427,464)

Net realized gain	$77,626,371

Change in unrealized appreciation (depreciation) —
Investments	$(36,464,777)
Foreign currency	157,385

Net change in unrealized appreciation (depreciation)	$(36,307,392)

Net realized and unrealized gain	$41,318,979

Net increase in net assets from operations	$67,584,245

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$26,265,266	$52,567,106
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	77,626,371	40,026,761
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(36,307,392)	19,660,266

Net increase in net assets from operations	$67,584,245	$112,254,133

Capital transactions —
Contributions	$5,779,929	$41,988,366
Withdrawals	(133,728,054)	(282,657,039)

Net decrease in net assets from capital transactions	$(127,948,125)	$(240,668,673)

Net decrease in net assets	$(60,363,880)	$(128,414,540)

Net Assets

At beginning of period	$1,345,777,339	$1,474,191,879

At end of period	$1,285,413,459	$1,345,777,339

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009		2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.67%	0.68%		0.66%	0.67%	0.68%†
Net investment income	4.01	%(2)	3.87%	4.76	%(3)	3.37%	2.59%	2.87%
Portfolio Turnover	40	%(4)	100%	152%		148%	60%	76%

Total Return	5.21%		9.47%	13.45%		(37.31)%	23.32%	28.97%

Net assets, end of period (000’s omitted)	$1,285,413		$1,345,777	$1,474,192		$1,462,000	$1,849,307	$1,377,139

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.
(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 1.10% of average daily net assets.
(4)	Not annualized.

See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Dividend Builder Fund held a 99.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

Dividend Builder Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $4,155,974 or 0.63% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $530,552,006 and $631,399,253, respectively, for the six months ended June 30, 2011.

Dividend Builder Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,092,093,431

Gross unrealized appreciation	$244,740,677
Gross unrealized depreciation	(8,541,035)

Net unrealized appreciation	$236,199,642

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2011 amounted to $48,970. At June 30, 2011, the value of the securities loaned and the value of the collateral received amounted to $43,931,968 and $44,686,005, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Dividend Builder Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$117,104,050	$7,878,587		$—	$124,982,637
Consumer Staples	38,996,000	70,123,949		—	109,119,949
Energy	90,841,017	65,468,542		—	156,309,559
Financials	181,254,745	—		—	181,254,745
Health Care	111,242,930	42,557,113		—	153,800,043
Industrials	128,167,000	12,488,926		—	140,655,926
Information Technology	191,365,750	30,108,995		—	221,474,745
Materials	37,498,350	14,703,195		—	52,201,545
Telecommunication Services	34,544,550	28,175,075		—	62,719,625
Utilities	64,208,319	6,890,936		—	71,099,255

Total Common Stocks	$995,222,711	$278,395,318	*	$—	$1,273,618,029

Short-Term Investments	$—	$54,675,044		$—	$54,675,044

Total Investments	$995,222,711	$333,070,362		$—	$1,328,293,073

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Dividend Builder Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Dividend Builder Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Dividend Builder Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Dividend Builder Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Dividend Builder Portfolio

Judith A. Saryan President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Dividend Builder Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Dividend Builder Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159-8/11	UTSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio
By:	/s/ Judith A. Saryan
Judith A. Saryan
President
Date: August 11, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 11, 2011

By:	/s/ Judith A. Saryan
Judith A. Saryan
President
Date: August 11, 2011